Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Book value: Non-derivative financial liabilities
Loans from banks and others		$ 317,684	[1],[2]	$ 213,417	[3]
Trade payables		58,895		285,612
Other payables		77,869		160,540
Non-convertible debentures		91,122	[4]	867,287	[5]
Loans from banks and others		627,150	[4]	2,143,499	[5]
Liabilities in respect of financing lease				88,169
Financial guarantee	[6]	44,342		118,763
Book value: Financial liabilities - hedging instruments
Interest SWAP contracts				22,865
Forward exchange rate contracts		439		2,399
Interest SWAP contracts and options				2,125
Derivatives from debt restructure		73		29,594
Financial liabilities		1,217,574		3,934,270
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others		317,786	[2]	219,651	[3]
Trade payables		58,895		285,612
Other payables		77,964		160,540
Non-convertible debentures		125,089	[4]	1,190,032	[5]
Loans from banks and others		846,652	[4]	2,756,851	[5]
Liabilities in respect of financing lease				114,069
Financial guarantee	[6]	44,342		118,763
Projected cash flows: Financial liabilities - hedging instruments
Interest SWAP contracts				22,865
Forward exchange rate contracts		439		2,399
Projected cash flows: Financial liabilities not for hedging
Interest SWAP contracts and options				2,125
Derivatives from debt restructure		73		29,594
Financial liabilities		1,471,240		4,902,501
Less than one year [member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others		317,786	[2]	219,651	[3]
Trade payables		58,895		285,612
Other payables		77,964		59,650
Non-convertible debentures		13,153	[4]	58,113	[5]
Loans from banks and others		157,805	[4]	340,684	[5]
Liabilities in respect of financing lease				13,013
Financial guarantee	[6]	44,342		118,763
Projected cash flows: Financial liabilities - hedging instruments
Interest SWAP contracts				9,930
Forward exchange rate contracts		439		1,627
Projected cash flows: Financial liabilities not for hedging
Interest SWAP contracts and options				783
Derivatives from debt restructure		73
Financial liabilities		670,457		1,107,826
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others			[2]		[3]
Trade payables
Other payables				10,121
Non-convertible debentures		7,086	[4]	57,217	[5]
Loans from banks and others		50,768	[4]	244,508	[5]
Liabilities in respect of financing lease				12,171
Financial guarantee	[6]
Projected cash flows: Financial liabilities - hedging instruments
Interest SWAP contracts				5,788
Forward exchange rate contracts				772
Projected cash flows: Financial liabilities not for hedging
Interest SWAP contracts and options				570
Derivatives from debt restructure				29,594
Financial liabilities		57,854		360,741
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others			[2]		[3]
Trade payables
Other payables				21,718
Non-convertible debentures		34,033	[4]	616,765	[5]
Loans from banks and others		173,222	[4]	977,251	[5]
Liabilities in respect of financing lease				57,432
Financial guarantee	[6]
Projected cash flows: Financial liabilities - hedging instruments
Interest SWAP contracts				4,192
Forward exchange rate contracts
Projected cash flows: Financial liabilities not for hedging
Interest SWAP contracts and options				688
Derivatives from debt restructure
Financial liabilities		207,255		1,678,046
More than five years [member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others			[2]		[3]
Trade payables
Other payables				69,051
Non-convertible debentures		70,817	[4]	457,937	[5]
Loans from banks and others		464,857	[4]	1,194,408	[5]
Liabilities in respect of financing lease				31,453
Financial guarantee	[6]
Projected cash flows: Financial liabilities - hedging instruments
Interest SWAP contracts				2,955
Forward exchange rate contracts
Projected cash flows: Financial liabilities not for hedging
Interest SWAP contracts and options				84
Derivatives from debt restructure
Financial liabilities		$ 535,674		$ 1,755,888

[1]	Balances as at December 31, 2017 mainly relates to loans from related parties (see Note 31.E).
[2]	Excludes current portion of long-term liabilities.
[3]	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[4]	Includes current portion of long-term liabilities.
[5]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[6]	Financial Guarantees contractual period in Qoros is dependent on Qoros's timeliness to meet the obligation of current loans payable.